Other Liabilities (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Current Liability	Dec. 31, 2011 Noncurrent Liability	Dec. 31, 2011 Workforce Current Liability	Dec. 31, 2011 Workforce Noncurrent Liability	Dec. 31, 2011 Space Current Liability	Dec. 31, 2011 Space Noncurrent Liability
Other Liabilities
Income tax reserves	$ 3,989	$ 3,486
Executive compensation accruals	1,388	1,302
Disability benefits	835	739
Derivative liabilities	166	135
Special actions	347	399
Workforce reductions	366	406
Deferred taxes	549	378
Environmental accruals	249	249
Noncurrent warranty accruals	163	130
Asset retirement obligations	166	161
Other	777	841
Total	8,996	8,226
Restructuring Reserve
Liability at the beginning of the period			53	399	45	395	8	4
Payments			(53)	0	(46)	0	(8)	0
Other Adjustments			38	(52)	34	(51)	4	(1)
Liability at the end of the period			$ 38	$ 347	$ 33	$ 344	$ 4	$ 3